SEGMENT REPORTING	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
We have the following segments and reporting units: production and sale of renewable energy products and strategic and other investments.
Summarized financial information relating to our reportable segments is provided below. Certain amounts have been reclassified to conform to the current period presentation, most notably to reclassify our historical activities to our all other segment. We have created a new operating segment, renewable energy products, which includes our new technologies and the resulting renewable energy products. Our strategic and other investments segment includes all other activities, including real estate, mining, equity method investments and general corporate costs. Strategic and other investments revenue is from real estate activities.

At December 31, 2021:	Renewable Energy Products:	Strategic and Other Investments	Inter-segment Elimination	Total
Revenue:
Revenue from external customers	$634,042	228,123	$—	$862,165
Inter-segment revenue	371,900	—	(371,900)	—
Total segment revenue	1,005,942	228,123	(371,900)	862,165
Costs of goods sold:
Costs of goods sold	257,351	14,731	—	272,082
Inter-segment eliminations	—	—		—
Total costs of goods sold	257,351	14,731	—	272,082
Gross Profit	748,591	213,392	(371,900)	590,083
Operating expenses
Depreciation and amortization	567,520	466,966	—	1,034,486
Other operating expenses	1,982,666	4,350,752	(371,900)	5,961,518
Total costs and expenses	2,550,186	4,817,718	(371,900)	6,996,004
Loss from Operations	(1,801,595)	(4,604,326)	—	(6,405,921)
Other income (expense)
Gain (loss) on investments	—	(2,244,951)	—	(2,244,951)
Interest expense	(72,194)	(163,651)	66,964	(168,881)
Interest income	3,897	1,081,014	(66,964)	1,017,947
Change in fair value of derivative instruments	—	(13,155,946)	—	(13,155,946)
Equity loss in affiliates	—	(2,049,070)	—	(2,049,070)
Impairment of goodwill and intangible assets	(6,394,610)	—	—	(6,394,610)
Other income (expenses)	(6,328,429)	5,398,136	—	(930,293)
Total other income (expense), net	(12,791,336)	(11,134,468)	—	(23,925,804)
Net income (loss)	(14,592,931)	(15,738,794)	—	(30,331,725)
Deferred income tax benefit	1,514,303	4,233,802	—	5,748,105
Net income (loss) attributable to Comstock Mining Inc	$(13,078,628)	$(11,504,992)	$—	$(24,583,620)
Capital Expenditures:	$78,467	$—	$—	$78,467
Total Assets:	$43,001,837	$83,952,795	$—	$126,954,632
Investments	$8,804,587	$17,046,292	$—	$25,850,879
Goodwill	$12,788,671	$—	$—	$12,788,671

At December 31, 2020	Renewable Energy Products:	Strategic and Other Investments	Inter-segment Elimination	Total
Revenue:
Revenue from external customers	$—	$201,700	$—	$201,700
Inter-segment revenue	—	—	—	—
Total segment revenue	—	201,700	—	201,700
Costs of Goods Sold:
Costs of Goods Sold	—	51,890	—	51,890
Inter-segment eliminations	—		—	—
Total costs of goods sold	—	51,890	—	51,890
Gross Profit	—	149,810	—	149,810
Operating expenses
Depreciation and amortization	—	1,222,438	—	1,222,438
Other operating expenses	—	4,401,633	—	4,401,633
Total costs and expenses	—	5,624,071	—	5,624,071
Loss from Operations	—	-5,474,261	—	(5,474,261)
Other income (expense)
Gain (loss) on investments	—	3,152,702	—	3,152,702
Gain on sale of membership interest in Comstock Mining LLC	—	18,275,846	—	18,275,846
Changes in estimated fair value of contingent forward asset	—	765,880	—	765,880
Interest expense	—	(421,887)	—	(421,887)
Interest income	—	473,681	—	473,681
Change in fair value of derivative instruments	—	427,838	—	427,838
Equity loss in affiliates	—	(2,131)	—	(2,131)
Impairment of goodwill and intangible assets	—	—	—	—
Other income (expenses)	—	(2,265,698)	—	(2,265,698)
Total other income (expense), net	—	20,406,231	—	20,406,231
Net income (loss)	—	14,931,970	—	14,931,970
Deferred income tax benefit	—	0	—	—
Net income (loss) attributable to Comstock Mining Inc	$—	$14,931,970	$—	$14,931,970
Capital Expenditures:	$—	$130,750	$—	$130,750
Total Assets:	$—	$43,123,562	$—	$43,123,562
Investments	$—	$3,272,597	$—	$3,272,597
Goodwill	$—	$—	$—	$—
Prior to December 30, 2021, RPS other services revenue of $905,942 were recognized for LINICO prior to our acquisition. Of this amount, $371,900 was considered intersegment revenue and was eliminated in consolidation. RPS's revenue is included in the Renewable Energy Products segment.
SEGMENT REPORTING
We have the following segments and reporting units: production and sale of renewable energy products and strategic and other investments.
Summarized financial information relating to our reportable segments is provided below. Certain amounts have been reclassified to conform to the current period presentation, most notably to reclassify our historical activities to our strategic and other investments segment. Our renewable energy products segment includes our new technologies and the resulting renewable energy products. Our strategic and other investments segment includes all other activities, including real estate, mining, equity method investments and general corporate costs. Strategic and other investments revenue is from real estate activities.

For the Three Month Period Ended March 31, 2022:	Renewable Energy Products:	Strategic and Other Investments	Inter-segment Elimination	Total
Revenue:
Revenue from external customers	$—	54,625	$—	$54,625
Inter-segment revenue	877,974	—	(877,974)	—
Total segment revenue	877,974	54,625	(877,974)	54,625

Gross Profit	205,543	54,625	(205,543)	54,625

Operating expenses
Depreciation and amortization	400,083	444,446	—	844,529
Operating expenses	1,871,893	1,931,834	(205,543)	3,598,184
Total operating expenses	2,271,976	2,376,280	(205,543)	4,442,713

Loss from Operations	(2,066,433)	(2,321,655)	—	(4,388,088)

Other income (expense)
Gain (loss) on investments	—	351,624	—	351,624
Interest expense	(265,407)	(129,113)	69,796	(324,724)
Interest income	1,616	425,041	(69,796)	356,861
Change in fair value of derivative instruments	—	3,065,000	—	3,065,000
Equity loss in affiliates	—	(266,903)	—	(266,903)
Impairment of investment and assets	(54,587)	(4,422,302)	—	(4,476,889)
Other expenses	(56,889)	(807,015)	—	(863,904)
Total other expense, net	(375,267)	(1,783,668)	—	(2,158,935)

Net loss	(2,441,700)	(4,105,323)	—	(6,547,023)

Capital expenditures for three months ended March 31, 2022	$—	$782,500	$—	$782,500

Total assets at March 31, 2022	$43,096,560	$72,022,833	$—	$115,119,393

Investments, non-current at March 31, 2022	$4,517,710	$14,383,346	$—	$18,901,056

Goodwill at March 31, 2022	$12,788,671	$—	$—	$12,788,671

Construction in progress at March 31, 2022	$4,020,473	$—	$—	$4,020,473

For the Three Month Period Ended March 31, 2021	Renewable Energy Products:	Strategic and Other Investments	Inter-segment Elimination	Total
Revenue:

Revenue from external customers	$—	$48,500	$—	$48,500

Gross Profit	—	48,500	—	48,500

Operating expenses
Depreciation and amortization	—	115,968	—	115,968
Operating expenses	—	(465,226)	—	(465,226)
Total operating expenses	—	(349,258)	—	(349,258)

Income from Operations	—	397,758	—	397,758

Other income (expense)
Gain (loss) on investments	—	(706,911)	—	(706,911)
Interest expense	—	(144,829)	—	(144,829)
Interest income	—	155,473	—	155,473
Change in fair value of derivative instruments	—	7,487,249	—	7,487,249
Equity loss in affiliates	—	(31,454)	—	(31,454)
Impairment of investment and assets	—	—	—	—
Other income, net	—	1,030,945	—	1,030,945
Total other income, net	—	7,790,473	—	7,790,473
				—
Net income	—	8,188,231	—	8,188,231
				—

Capital expenditures for three months ended March 31, 2021	$—	$40,750	$—	$40,750

Total assets at December 31, 2021	$43,001,837	$83,952,795	$—	$126,954,632

Investments, non-current at December 31, 2021	$8,804,587	$17,046,292	$—	$25,850,879

Goodwill at December 31, 2021	$12,788,671	$—	$—	$12,788,671

Construction in progress at December 31, 2021	$3,219,607	$—	$—	$3,219,607